FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS

Note 15: - Financial Instruments

a.	Classification of financial assets and liabilities

The financial assets liabilities in the balance sheet are classified by groups of financial instruments pursuant to IFRS 9:

	December 31,
	2019	2018
	U.S. Dollars in thousands
Financial assets

Financial assets at fair value through profit or loss:
Foreign exchange forward contracts	$2	$-

Financial assets at fair value through other comprehensive income:
Cash flow hedges	13
Marketable debt securities	12,832	10,324
Financial assets at cost:
Cash and cash equivalent	42,662	18,093
Short term bank deposits	18,413	22,175
Total assets measured at fair value through other comprehensive income	$73,920	$50,592

Total financial assets	$73,920	$50,592

Financial liabilities

Financial assets at fair value through profit or loss:

Foreign exchange forward contracts	$-	$6

Financial liabilities at fair value through other comprehensive income:

Cash flow hedges	$-	$58

Financial liabilities measured at amortized cost:

Bank loans	746	1,140
Leases	5,001	138
Total Financial liabilities measured at amortized cost:	$5,747	$1,278

Total financial and lease liabilities	$5,747	$1,342

b.	Financial risk factors

The Company’s activities expose it to various financial risks, such as market risk (foreign currency risk, interest rate risk and price risk), credit risk and liquidity risk. The Company’s investment policy focuses on activities that will preserve the Company’s capital. The Company utilized derivatives to hedge certain exposures to risk.

Risk management is the responsibility of the Company Chief Executive Officer (CEO) and Company Chief Financial Officer (CFO), in accordance with the policy approved by the Board of Directors. The Board of Directors provides principles for the overall risk management.

1.	Market risks

a)	Foreign exchange risk

The Company operates in an international environment and is exposed to foreign exchange risk resulting from the exposure to different currencies, mainly the NIS and EUR. Foreign exchange risks arise from recognized assets and liabilities denominated in a foreign currency other than the functional currency, such as trade and other accounts receivables, trade and other accounts payables, loans and capital leases.

As of December 31, 2019 and 2018, the Company has a position in financial derivatives intended to hedge changes in the exchange rate of the USD vs. the NIS and the EUR (see also Note 15f. below).

b)	Price risk

As of December 31, 2019 and 2018, the Company has financial instruments, classified as financial assets measured at fair value through other comprehensive income for which the Company is exposed to risk of fluctuations in the security price that is determined by reference to the quoted market price.

2.	Credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and foreign currency derivative contracts.

a)	Cash, cash equivalent and short term investments:

The Company holds cash, cash equivalents, short term deposits and other financial instruments at major financial institutions in Israel. In accordance with Company policy, evaluations of the relative strength of credit of the various financial institutions are made on an ongoing basis.

Short-term investments include short-term deposits with low risk for a period less than one year. The Company’s marketable securities consist of investment-grade corporate bonds, government bonds (Including U.S., Israeli and other government bonds). The Company’s investment policy, limits the amount the Company may invest in any one type of investment or issuer and the average maturities of the bond portfolio, thereby reducing credit risk concentrations.

The Company has not experienced any significant losses on its short term investments.

b)	Trade receivables:

The Company regularly monitors the credit extended to its customers and their general financial condition, and, when necessary, requires collateral as security for the debt such as letters of creditor and down payments. In addition, the Company partially insures its overseas sales with foreign trade risk insurance. Refer to Note 7 for additional information.

The Company keeps constant track of customer debt and the Financial Statements include an allowance for doubtful accounts that adequately reflects, in the Company’s assessment, the loss embodied in the debts the collection of which is in doubt.

The Company’s maximum exposure to credit risk for the components of the statement of financial position as of December 31, 2019 and 2018 is the carrying amount of trade receivables.

c)	Foreign currency derivative contracts:

The Company is exposed to foreign currency exchange movements, primarily in USD vs. NIS and EUR. Consequently, it enters into various foreign currency exchange contracts with major financial institutions (see also Note 15f. below).

3.	Liquidity risk

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments:

December 31, 2019

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$24,830	-	-	-	-	$24,830
Other accounts payables	5,811	-	-	-	-	5,811
bank loans (including interest)	506	227	34	-	-	767
Lease liabilities (including interest)	1,198	1,000	797	1,352	1,364	5,711

	$32,345	$1,227	$831	$1,352	$1,364	$37,119

December 31, 2018

	Less than one year	1 to 2	2 to 3	3 to 5	Total

Trade payables	$17,285	-	-	-	$17,285
Other accounts payables	5,261	-	-	-	5,261
Long term bank loans and leases (including interest)	595	495	209	32	1,331

	$23,141	$495	$209	$32	$23,877

Changes in liabilities arising from financing activities

	January 1, 2019	Cumulative effect of initially applying IFRS 16 (1)	Payments	Foreign exchange movement	New loans and leases	Write off	December 31, 2019
	U.S. Dollars in thousands

Bank loans	$1,140	-	(475)	81	-	-	$746
Leases	138	4,717	(1,070)	406	870	(60)	5,001
Total	$1,278	$4,717	$(1,545)	$487	$870	$(60)	$5,747

(1)	Following the initial application of IFRS 16, on January 1, 2019 , the Company recorded discounted operating lease commitment classified as a lease at the amount of $4,717 thousands with respect to office and storage spaces, vehicles and certain office equipment (i.e. printing and photocopying machines) at the amount of $4,023, $663 and $31 thousands, respectively.

c.	Fair value

The following table demonstrates the carrying amount and fair value of the financial assets and liabilities presented in the financial statements not at fair value:

	Carrying Amount		Fair Value
	December 31,		December 31,
	2019	2018	2019	2018
	U.S. Dollars in thousands

Financial liabilities
Bank loans	746	1,140	754	1,139
Leases	5,001	138	5,583	136
Total Financial liabilities	$5,747	$1,278	$6,337	$1,275

The fair value of the bank loans and leases was based on standard pricing valuation model such as DCF which considers the present value of future cash flows discounted at the interest rate that reflects market conditions (Level 3).

The carrying amount of cash and cash equivalents, short term bank deposits, trade and other receivables, trade and other payables approximates their fair value, due to the short term maturities of the financial instruments.

d.	Classification of financial instruments by fair value hierarchy

Financial assets (liabilities) measured at fair value:

Financial assets (liabilities) measured at fair value:	Level 1	Level 2
	U.S. Dollars in thousands

December 31, 2019
Debt securities (corporate and government) measured at fair value through other comprehensive income	$4,289	8,543
Derivatives instruments	-	15

	$4,289	$8,558

	Level 1	Level 2
	U.S. Dollars in thousands

December 31, 2018
Debt securities (corporate and government) measured fair value through other comprehensive income	$1,588	8,736
Derivatives instruments	-	(64)
	$1,588	$8,672

During 2019 and 2018 there was no transfer due to the fair value measurement of any financial instrument from Level 1 to Level 2, and furthermore, there were no transfers to or from Level 3 due to the fair value measurement of any financial instrument.

Sensitivity tests and principal work assumptions

The selected changes in the relevant risk variables were determined based on management’s estimate as to reasonable possible changes in these risk variables.

The Company has performed sensitivity tests of principal market risk factors that are liable to affect its reported operating results or financial position. The sensitivity tests present the profit or loss in respect of each financial instrument for the relevant risk variable chosen for that instrument as of each reporting date. The test of risk factors was determined based on the materiality of the exposure of the operating results or financial condition of each risk with reference to the functional currency and assuming that all the other variables are constant.

	December 31,
	2019	2018
	U.S. Dollars in thousands

Sensitivity test to changes in market price of listed Securities
Gain (loss) from change:
5% increase in market price	$642	$519
5% decrease in market price	$(642)	$(519)

Sensitivity test to changes in foreign currency:
Gain (loss) from change:
5% increase in NIS	$(24)	$(21)
5% decrease in NIS	$24	$21
5% increase in Euro	$(552)	$(197)
5% decrease in Euro	$552	$197

e.	Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9:

	December 31,
	2019	2018
	U.S. Dollars in thousands

In NIS:
Bank loans measured at amortized cost	$746	$1,140
Leases measured at amortized cost	4,973	-

	$5,719	$1,140
In USD:
Leases measured at amortized cost	$28	$138

f.	Derivatives and hedging:

Derivatives instruments not designated as hedging

The Company has foreign currency forward contracts designed to protect it from exposure to fluctuations in exchange rates, mainly of NIS and EUR, in respect of its trade receivables, trade payables and inventory. Foreign currency forward contracts are not designated as cash flow hedges, fair value or net investment in a foreign operation. These derivatives are not considered as hedge accounting. As of December 31, 2019 the fair value of the derivative instruments not designated as hedging was an asset of $2 thousands. The open transactions for those derivatives were in an amount of $6,316 thousands.

Cash flow hedges:

As of December 31, 2019, the Company held NIS/USD hedging contracts (cylinder contracts) designated as hedges of expected future salaries expenses and for expected future purchases from Israeli suppliers.

The main terms of these positions were set to match the terms of the hedged items. As of December 31, 2019 the fair value of the derivative instruments designated as hedge accounting was an asset of $13 thousands. The open transactions for those derivatives were in an amount of $371 thousands.

Cash flow hedges of the expected salaries expenses in December 31, 2019 was estimated as highly effective and accordingly a net unrecognized income was recorded in other comprehensive income in the amount of $65 thousands net.